FINANCIAL INSTRUMENTS (Details 17) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Shareholder's equity (equity)	R$ 15,459,116	R$ 19,684,838	R$ 21,816,044	R$ 23,374,389
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Shareholder's equity (equity)	15,459,116	19,684,838
Borrowings and Financing (Third-party capital)	R$ 56,914,621	R$ 44,859,075
Gross Debit/Shareholder's equity	R$ 3.68	R$ 2.28